Share Capital (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) shares month $ / shares	Dec. 31, 2024 CAD ($) shares month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	275,485	471,177
Weighted average share price at grant date (CAD$) | $ / shares	$ 33.59	$ 16.07
Average risk-free rate	2.46%	3.77%
Average expected dividend yield	0.43%	0.78%
Expected stock price volatility (based on historical volatility)	37.00%	40.00%
Expected life of option (months)	42	42
Weighted average per share fair value of stock options granted (CAD$) | $	$ 9.50	$ 5.08
Average expected dividend yield	0.43%	0.78%
Average risk-free rate	2.46%	3.77%
Expected life of option (months)	42	42